Capital Management and Risk Policies - Summary of Mortgage Portfolio LTV Distribution (Detail) $ in Thousands	Dec. 31, 2025 ARS ($)
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages portfolio exposure	$ 938,707
Lower than 50%
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages portfolio exposure	436,146
50 to 60%
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages portfolio exposure	469,348
60 to 70%
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages portfolio exposure	10,589
70 to 80%
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages portfolio exposure	14,859
80 to 90%
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages portfolio exposure	3,537
90 to 100%
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages portfolio exposure	1,210
Higher than 100%
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages portfolio exposure	$ 3,018